Shareholders’ equity (deficiency) - Schedule of Stock-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 44,892	$ 30,575	$ 18,998
Stock Issued During Period, Shares, Employee Stock Ownership Plan	345,718	399,688	587,579
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 3,180	$ 2,227	$ 1,733
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	10,008	6,663	4,673
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	13,861	10,216	6,478
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 17,843	$ 11,469	$ 6,114